Mineral Stream Interests - Classification of Mining Interest (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	$ 3,162,481	$ 2,781,590
Non-Depletable	1,347,914	1,445,029
Total	4,510,395	4,226,619
Gold interests [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	2,350,898	2,269,310
Non-Depletable	326,175	326,175
Total	2,677,073	2,595,485
Gold interests [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	188,595	199,840
Non-Depletable	41,712	41,711
Total	230,307	241,551
Gold interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	55,358	60,721
Non-Depletable	3,605	3,605
Total	58,963	64,326
Gold interests [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	42,493	47,187
Non-Depletable	89,294	89,294
Total	131,787	136,481
Gold interests [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	186,423	187,826
Non-Depletable	19,635	19,634
Total	206,058	207,460
Gold interests [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	338,714	16,706
Non-Depletable	867,493	964,610
Total	1,206,207	981,316
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	774,632	669,612
Non-Depletable	802,792	893,632
Total	1,577,424	1,563,244
Silver interests [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	224,608	244,465
Non-Depletable	0	0
Total	224,608	244,465
Silver interests [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	127,197	143,753
Non-Depletable	347,018	347,018
Total	474,215	490,771
Silver interests [member] | Constancia Silver [Member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	150,627	158,896
Non-Depletable	6,482	6,482
Total	157,109	165,378
Silver interests [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	272,200	122,498
Non-Depletable	449,292	540,132
Total	721,492	662,630
Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	203,532	205,691
Non-Depletable	86,301	86,302
Total	289,833	291,993
Palladium interest [member] | Stillwater Palladium [Member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	203,532	205,691
Non-Depletable	7,487	7,488
Total	211,019	213,179
Palladium interest [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	0
Non-Depletable	78,814	78,814
Total	78,814	78,814
Platinum Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	0
Non-Depletable	67,035	67,035
Total	67,035	67,035
Platinum Interests [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	0
Non-Depletable	9,451	9,451
Total	9,451	9,451
Platinum Interests [member] | Platreef Platinum [Member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	0
Non-Depletable	57,584	57,584
Total	57,584	57,584
Cobalt Interests [member] | Voisey's Bay [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	211,631	217,300
Non-Depletable	13,389	13,389
Total	225,020	230,689
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	4,352,276	3,874,193
Non-Depletable	2,317,431	2,505,387
Total	$ 6,669,707	$ 6,379,580